Item 1. Schedule of Investments:
--------------------------------
Putnam Managed Municipal Income Trust

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



Putnam Managed Municipal Income Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005
(Unaudited)

KEY TO ABBREVIATIONS

AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
PSFG -- Permanent School Fund Guaranteed
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (98.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                 Rating (RAT)         Value
-----------------------------------------------------------------------------------------------------------
Alabama (0.2%)
-----------------------------------------------------------------------------------------------------------
       $950,000  Butler, Indl. Dev. Board Solid Waste
                 Disp. Rev. Bonds (GA. Pacific Corp.), 5
                 3/4s, 9/1/28                                                     BB+              $963,357

Arizona (2.0%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Apache Cnty., Indl. Dev. Auth. Poll.
                 Control Rev. Bonds (Tucson Elec. Pwr.
                 Co.), Ser. B, 5 7/8s, 3/1/33                                     Ba3             1,000,050
      1,000,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev.
                 Bonds (John C. Lincoln Hlth. Network), 6
                 3/8s, 12/1/37                                                    BBB             1,093,520
      1,800,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 5/8s, 12/1/29                                                    B-/P            1,925,244
        500,000  Cochise Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Sierra Vista Regl. Hlth. Ctr.),
                 Ser. A, 6.2s, 12/1/21                                            BB+/P             529,195
      3,000,000  Coconino Cnty., Poll. Control Rev. Bonds
                 (Tuscon/Navajo Elec. Pwr.), Ser. A, 7
                 1/8s, 10/1/32                                                    Ba3             3,150,210
      2,000,000  Glendale, Wtr. & Swr. Rev. Bonds, AMBAC,
                 5s, 7/1/28                                                       Aaa             2,105,080
        560,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                 (Westminster Village), 7 7/8s, 6/1/09                            AAA/P             581,734
      1,000,000  Scottsdale, Indl. Dev. Auth. Hosp. Rev.
                 Bonds (Scottsdale Hlth. Care), 5.8s,
                 12/1/31                                                          A3              1,081,780
                                                                                              -------------
                                                                                                 11,466,813

Arkansas (1.7%)
-----------------------------------------------------------------------------------------------------------
      4,600,000  AR State Hosp. Dev. Fin. Auth. Rev.
                 Bonds (Washington Regl. Med. Ctr.), 7
                 3/8s, 2/1/29                                                     Baa3            5,133,232
      1,000,000  Little Rock G.O. Bonds (Cap. Impt.),
                 FSA, 3.95s, 4/1/19                                               Aaa             1,032,520
      2,750,000  Northwest Regl. Arpt. Auth. Rev. Bonds,
                 7 5/8s, 2/1/27                                                   BB/P            3,164,535
                                                                                              -------------
                                                                                                  9,330,287

California (11.3%)
-----------------------------------------------------------------------------------------------------------
        250,000  Association of Bay Area Governments
                 (ABAG) Fin. Auth. for Nonprofit Corps.
                 Rev. Bonds (San Diego Hosp. Assn.), Ser.
                 C, 5 3/8s, 3/1/21                                                Baa1              262,343
      1,700,000  CA Hlth. Fac. Auth. IFB (Catholic Hlth.
                 Care West), AMBAC, 8.656s, 7/1/17                                Aaa             1,772,675
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A
      1,000,000  6s, 5/1/15                                                       A2              1,158,810
     20,000,000  AMBAC, 5 1/2s, 5/1/13                                            Aaa            22,929,600
      3,000,000  5 1/2s, 5/1/11                                                   A2              3,380,340
      3,000,000  CA State Econ. Recvy. VRDN, Ser. C-10,
                 1.83s, 7/1/23                                                    VMIG1           3,000,000
      2,250,000  CA Statewide Cmnty. Dev. Auth. Apt. Dev.
                 Rev. Bonds (Irvine Apt. Cmntys.), Ser.
                 A-3, 5.1s, 5/15/25                                               Baa2            2,368,688
      3,000,000  CA Statewide Cmnty. Dev. Auth. COP (The
                 Internext Group), 5 3/8s, 4/1/30                                 BBB-            3,027,150
      1,000,000  Capistrano, Unified School Dist. Cmnty.
                 Fac. Special Tax (No 98-2 Ladera), 5.7s,
                 9/1/20                                                           BBB/P           1,050,780
                 Chula Vista, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds
      1,250,000  (No. 08-1 Otay Ranch Village Six), 6s,
                 9/1/33                                                           BB-/P           1,264,125
        300,000  (No 07-I-Otay Ranch Village Eleven), 5
                 7/8s, 9/1/34                                                     BB-/P             309,402
        300,000  (No. 07-I Otay Ranch Village Eleven),
                 5.8s, 9/1/28                                                     BB-/P             308,640
     10,775,000  Corona, COP (Vista Hosp. Syst.), zero %,
                 7/1/29 (In default) (NON)(F)                                     D/P                30,170
        750,000  Folsom, Special Tax Rev. Bonds (Cmnty.
                 Facs. Dist. No. 10), 5 7/8s, 9/1/28                              BB                764,438
      1,970,000  Gilroy, Rev. Bonds (Bonfante Gardens
                 Park), 8s, 11/1/25                                               D/P             1,418,420
      2,500,000  Golden State Tobacco Securitization
                 Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38                         A-              2,695,175
      1,100,000  Murrieta, Cmnty. Fac. Dist. Special Tax
                 (No. 2 The Oaks Impt. Area A), 6s,
                 9/1/34                                                           BB-             1,133,044
        650,000  Orange Cnty., Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (No. 02-1 Ladera Ranch),
                 Ser. A, 5.55s, 8/15/33                                           BBB               666,868
      1,250,000  Sacramento, Special Tax (North Natomas
                 Cmnty. Fac.), Ser. 4-C, 6s, 9/1/33                               BB+/P           1,297,588
      7,000,000  San Bernardino Cnty., COP (Med. Ctr.
                 Fin.), Ser. A, MBIA, 6 1/2s, 8/1/28                              Aaa             7,296,380
      2,520,000  Santaluz Cmnty., Facs. Dist. No. 2
                 Special Tax Rev. Bonds (Impt. Area No.
                 1), Ser. B, 6 3/8s, 9/1/30                                       BB+/P           2,582,521
      4,000,000  Thousand Oaks, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (Marketplace 94-1), zero %,
                 9/1/14                                                           B/P             2,010,480
      2,500,000  Vallejo, COP (Marine World Foundation),
                 7.2s, 2/1/26                                                     BBB-/P          2,628,525
                                                                                              -------------
                                                                                                 63,356,162

Colorado (2.0%)
-----------------------------------------------------------------------------------------------------------
      3,015,000  CO Hlth. Fac. Auth. Rev. Bonds
                 (Evangelical Lutheran), 3.05s, 10/1/05                           A3              3,027,904
                 CO Hwy. Auth. Rev. Bonds (E-470 Pub.
                 Hwy.), Ser. B
     15,500,000  zero %, 9/1/35                                                   Baa3            1,953,155
     16,500,000  zero %, 9/1/34                                                   Baa3            2,243,505
                 Denver, City & Cnty. Arpt. Rev. Bonds
      1,050,000  Ser. D, AMBAC, 7 3/4s, 11/15/13                                  AAA             1,287,857
      2,500,000  MBIA, 5 1/2s, 11/15/25                                           Aaa             2,636,250
                                                                                              -------------
                                                                                                 11,148,671

Connecticut (2.1%)
-----------------------------------------------------------------------------------------------------------
      8,100,000  CT State Hlth. & Edl. Fac. Auth. VRDN,
                 Ser. U, 1.7s, 7/1/33                                             VMIG1           8,100,000
      3,800,000  CT. State Special Tax Oblig. VRDN
                 (Trans. Infrastructure), Ser. 1, 1.85s,
                 9/1/20                                                           VMIG1           3,800,000
                                                                                              -------------
                                                                                                 11,900,000

Delaware (0.4%)
-----------------------------------------------------------------------------------------------------------
      2,500,000  GMAC Muni. Mtge. Trust 144A sub. notes,
                 Ser. A1-3, 5.3s, 10/31/39                                        A3              2,517,625

District of Columbia (1.3%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  DC G.O. Bonds, Ser. A, 5s, 6/1/27                                Aaa             3,150,480
      4,000,000  DC Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 1/2s, 5/15/33                                           BBB             3,948,520
                                                                                              -------------
                                                                                                  7,099,000

Florida (3.9%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Cap. Trust Agcy. Rev. Bonds (Seminole
                 Tribe Convention), Ser. A, 10s, 10/1/33                          B/P             2,289,880
      1,500,000  CFM Cmnty. Dev. Dist. Rev. Bonds, Ser.
                 A, 6 1/4s, 5/1/35                                                BB-/P           1,576,260
                 Fishhawk, Cmnty. Dev. Dist. II Rev.
                 Bonds
        500,000  Ser. A, 6 1/8s, 5/1/34                                           BB-               517,595
        915,000  Ser. B, 5s, 11/1/07                                              BB-/P             927,188
        770,000  FL State Mid-Bay Bridge Auth. Rev.
                 Bonds, Ser. A, 6.05s, 10/1/22                                    BBB/P             804,057
        500,000  Fleming Island, Plantation Cmnty. Dev.
                 Dist. Special Assmt. Rev. Bonds, Ser. B,
                 7 3/8s, 5/1/31                                                   BB/P              544,485
        450,000  Gateway Svcs. Cmnty., Dev. Dist. Special
                 Assmt. Bonds (Stoneybrook), 5 1/2s,
                 7/1/08                                                           BB-/P             460,818
        500,000  Heritage Harbor, South Cmnty. Dev.
                 Distr. Rev. Bonds, Ser. A, 6 1/2s,
                 5/1/34                                                           BB                533,560
        575,000  Heritage Isle at Viera, Cmnty. Dev.
                 Dist. Special Assmt., Ser. B, 5s,
                 11/1/09                                                          BB/P              579,784
      1,250,000  Islands at Doral III, Cmnty. Dev. Dist.
                 Special Assmt. Rev. Bonds, Ser. 04-A,
                 5.9s, 5/1/35                                                     BB              1,281,000
      1,000,000  Lee Cnty., Indl. Dev. Auth. Rev. Bonds
                 (Alliance Cmnty. Project), Ser. C, 5
                 1/2s, 11/15/29                                                   BBB-            1,002,150
      1,335,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), Ser. A,
                 6.7s, 11/15/19                                                   BB              1,429,865
         40,000  Oakstead Cmnty. Dev. Dist. Cap. Impt.
                 Rev. Bonds, Ser. B, 6 1/2s, 5/1/07                               BB/P               40,644
      1,000,000  Old Palm, Cmnty. Dev. Dist. Special
                 Assmt. (Palm Beach Gardens), Ser. A,
                 5.9s, 5/1/35                                                     AAA             1,022,170
      1,500,000  Reunion West, Cmnty. Dev. Dist. Special
                 Assmt., 6 1/4s, 5/1/36                                           BB-/P           1,565,535
      1,500,000  South Miami, Hlth. Fac. Auth. Rev. Bonds
                 (Baptist Hlth.), 5 1/4s, 11/15/33                                Aa3             1,555,455
        500,000  South Village Cmnty. Dev. Dist. Rev.
                 Bonds, Ser. A, 5.7s, 5/1/35                                      BB-/P             504,465
      1,300,000  St. Johns Cnty., Hlth. Care Indl. Dev.
                 Auth. Rev. Bonds (Glenmoor St. Johns
                 Project), Ser. A, 8s, 1/1/30                                     B-/P            1,380,574
      1,000,000  Sterling Hill, Cmnty. Dev. Dist. Rev.
                 Bonds, Ser. B, 5 1/2s, 11/1/10                                   BB-             1,019,120
      1,250,000  Westchester Cmnty. Dev. Dist. No. 1
                 Special Assmt. (Cmnty. Infrastructure),
                 6 1/8s, 5/1/35                                                   BB-             1,302,213
      1,250,000  World Commerce Cmnty. Dev. Dist. Special
                 Assmt., Ser. A-1, 6 1/2s, 5/1/36                                 BB-/P           1,296,013
                                                                                              -------------
                                                                                                 21,632,831

Georgia (2.7%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Atlanta Arpt. Passenger Fac. Rev. Bonds
                 (Sub. Lien), Ser. J, 5s, 1/1/27                                  Aaa             5,251,000
      4,000,000  Burke Cnty., Poll. Control Dev. Auth.
                 Mandatory Put Bonds (GA Power Co.),
                 4.45s, 12/1/08                                                   A2              4,202,200
        425,000  Fulton Cnty., Res. Care Fac. Rev. Bonds
                 (Canterbury Court), Class A, 6 1/8s,
                 2/15/34                                                          B+/P              436,360
        700,000  GA Med. Ctr. Hosp. Auth. IFB, MBIA,
                 10.675s, 8/1/10                                                  Aaa               704,606
      2,500,000  Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s,
                 1/1/26                                                           AAA             2,685,075
      2,085,000  Rockdale Cnty., Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (Visay Paper, Inc.),
                 7.4s, 1/1/16                                                     B+              2,138,084
                                                                                              -------------
                                                                                                 15,417,325

Hawaii (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,760,000  HI Dept. of Trans. Special Fac. Rev.
                 Bonds (Continental Airlines, Inc.), 7s,
                 6/1/20                                                           B               1,531,763

Illinois (1.4%)
-----------------------------------------------------------------------------------------------------------
      3,500,000  Chicago, G.O. Bonds, Ser. A, AMBAC, 5
                 5/8s, 1/1/39                                                     Aaa             3,899,525
      3,250,000  IL Dev. Fin. Auth. Hosp. Rev. Bonds
                 (Adventist Hlth. Syst./Sunbelt
                 Obligation), 5.65s, 11/15/24                                     A               3,423,777
        500,000  IL Hlth. Fac. Auth. Rev. Bonds (St.
                 Benedict), Ser. 03A-1, 6.9s, 11/15/33                            B+                518,275
                                                                                              -------------
                                                                                                  7,841,577

Indiana (2.0%)
-----------------------------------------------------------------------------------------------------------
      2,500,000  IN State Dev. Fin. Auth. Env. Impt. Rev.
                 Bonds (USX Corp.), 5.6s, 12/1/32                                 Baa1            2,588,350
      6,500,000  IN Trans. Fin. Auth. Arpt. Facs. Lease
                 Rev. Bonds, Ser. A, AMBAC, 5s, 11/1/16                           Aaa             6,923,085
      1,750,000  Rockport, Poll. Control Mandatory Put
                 Bonds (Indiana Michigan Pwr. Co.), Ser.
                 C, 2 5/8s, 10/1/06                                               Baa2            1,741,933
                                                                                              -------------
                                                                                                 11,253,368

Iowa (1.0%)
-----------------------------------------------------------------------------------------------------------
                 IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                 (Care Initiatives)
      2,940,000  9 1/4s, 7/1/25                                                   BBB-/P          3,595,091
      1,350,000  9.15s, 7/1/09                                                    BBB-/P          1,573,871
                 IA Fin. Auth. Retirement Cmnty. Rev.
                 Bonds (Friendship Haven), Ser. A
        200,000  6 1/8s, 11/15/32                                                 BB/P              200,472
        200,000  6s, 11/15/24                                                     BB/P              201,298
                                                                                              -------------
                                                                                                  5,570,732

Kentucky (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,700,000  KY Econ. Dev. Fin. Auth. Rev. Bonds
                 (Norton Hlth. Care, Inc.), Ser. A, 6
                 1/2s, 10/1/20                                                    BBB+/P          1,862,605

Louisiana (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,140,000  LA Pub. Fac. Auth. Hosp. Rev. Bonds
                 (Lake Charles Memorial Hosp.), 8 5/8s,
                 12/1/30                                                          CCC/P           1,111,614
        500,000  Tangipahoa Parish Hosp. Svcs. Rev. Bonds
                 (North Oaks Med. Ctr.), Ser. A, 5s,
                 2/1/25                                                           A                 509,855
      2,750,000  W. Feliciana Parish, Poll. Control Rev.
                 Bonds (Gulf States Util. Co.), Ser. C,
                 7s, 11/1/15                                                      Ba1             2,802,250
                                                                                              -------------
                                                                                                  4,423,719

Maine (0.7%)
-----------------------------------------------------------------------------------------------------------
      1,875,000  ME State Hsg. Auth. Rev. Bonds, Ser.
                 D-2-AMT, 5s, 11/15/27                                            Aa1             1,962,225
      2,000,000  Rumford, Solid Waste Disp. Rev. Bonds
                 (Boise Cascade Corp.), 6 7/8s, 10/1/26                           Ba1             2,136,560
                                                                                              -------------
                                                                                                  4,098,785

Maryland (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  MD State Hlth. & Higher Edl. Fac. Auth.
                 Rev. Bonds (Medstar Hlth.), 5 3/4s,
                 8/15/15                                                          Baa2            1,120,720
      1,850,000  Westminster, Econ. Dev. Rev. Bonds
                 (Carroll Lutheran Village), Ser. A, 5
                 7/8s, 5/1/21                                                     BB/P            1,917,192
                                                                                              -------------
                                                                                                  3,037,912

Massachusetts (6.4%)
-----------------------------------------------------------------------------------------------------------
        600,000  Boston, Indl. Dev. Fin. Auth. Rev. Bonds
                 (Springhouse, Inc.), 6s, 7/1/28                                  BB-/P             599,214
        600,000  MA State Dev. Fin. Agcy. Rev. Bonds
                 (Lasell Village), Ser. A, 6 3/8s,
                 12/1/25                                                          BB-               607,368
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      2,000,000  (Civic Investments), Ser. A, 9s,
                 12/15/15                                                         BBB-            2,310,600
      1,185,000  (Norwood Hosp.), Ser. C, 7s, 7/1/14                              Ba2             1,489,142
      1,200,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                          BBB-            1,276,632
      2,225,000  (UMass Memorial), Ser. C, 6 5/8s, 7/1/32                         Baa2            2,427,475
      1,875,000  (UMass Memorial), Ser. C, 6 1/2s, 7/1/21                         Baa2            2,063,119
      1,500,000  (Caritas Christi Oblig. Group), Ser. A,
                 5 1/4s, 7/1/08                                                   BBB             1,577,745
                 MA State Hsg. Fin. Agcy. Rev. Bonds
                 (Rental Mtge.)
      2,000,000  Ser. C, AMBAC, 5 5/8s, 7/1/40                                    Aaa             2,062,260
     15,290,000  Ser. A, AMBAC, 5 1/2s, 7/1/40                                    Aaa            15,752,370
                 MA State Indl. Fin. Agcy. Rev. Bonds
        500,000  (1st Mtge. Stone Institution & Newton),
                 7.9s, 1/1/24                                                     BB-/P             512,885
      1,000,000  (1st Mtge. Brookhaven), Ser. A, 7s,
                 1/1/15                                                           BBB/P           1,028,620
        830,000  (1st Mtge. Brookhaven), Ser. A, 7s,
                 1/1/09                                                           BBB/P             856,494
      1,550,000  (1st Mtge. Berkshire Retirement), Ser.
                 A, 6 5/8s, 7/1/16                                                BBB-            1,573,901
      1,500,000  (1st Mtge. Brookhaven), Ser. B, 5 1/4s,
                 1/1/17                                                           BBB/P           1,540,290
                                                                                              -------------
                                                                                                 35,678,115

Michigan (4.8%)
-----------------------------------------------------------------------------------------------------------
        500,000  Flint, Hosp. Bldg. Auth. Rev. Bonds
                 (Hurley Med. Ctr.), 6s, 7/1/20                                   Baa3              517,305
        350,000  Garden City, Hosp. Fin. Auth. Rev. Bonds
                 (Garden City Hosp. OB Group), Ser. A, 5
                 3/4s, 9/1/17                                                     Ba2               334,597
      1,425,000  Harper Woods School Dist. G.O. Bonds
                 (School Bldg. & Site), 5s, 5/1/28                                Aaa             1,500,340
      1,500,000  MI State Hosp. Fin. Auth. Rev. Bonds
                 (Oakwood Hosp.), Ser. A, 6s, 4/1/22                              A2              1,647,855
      2,000,000  Midland Cnty., Econ. Dev. Corp. Rev.
                 Bonds, 6 3/4s, 7/23/09                                           Ba3             2,082,540
      4,750,000  Plymouth-Canton Cmnty., School Dist.
                 G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/26                             Aaa             5,042,078
      1,700,000  Pontiac, Hosp. Fin. Auth. Rev. Bonds
                 (NOMC Obligation Group), Ser. B, 6s,
                 8/1/18                                                           Ba2             1,531,156
      4,750,000  Saginaw Cnty., G.O. Bonds, MBIA, 5s,
                 5/1/29                                                           Aaa             5,010,775
      2,975,000  Warren Cons. School Dist. G.O. Bonds,
                 FSA, 5 3/8s, 5/1/18                                              Aaa             3,279,194
      6,630,000  Waterford, Econ. Dev. Corp. Rev. Bonds
                 (Canterbury Hlth.), 6s, 1/1/39                                   B-/P            4,979,064
      1,000,000  Wayne Charter Cnty., Special Arpt. Fac.
                 Rev. Bonds (Northwest Airlines, Inc.),
                 6s, 12/1/29                                                      B+/P              796,850
                                                                                              -------------
                                                                                                 26,721,754

Minnesota (0.8%)
-----------------------------------------------------------------------------------------------------------
        500,000  Minneapolis, Rev. Bonds (Walker
                 Methodist Sr. Svcs.), Ser. C, 6s,
                 11/15/28                                                         B+/P              407,380
        500,000  Northfield, Hlth. Care Fac. Rev. Bonds
                 (Retirement Ctr.), Ser. A , 5 3/4s,
                 5/1/16                                                           B/P               499,090
        400,000  Sauk Rapids Hlth. Care & Hsg. Fac. Rev.
                 Bonds (Good Shepherd Lutheran Home), 6s,
                 1/1/34                                                           B/P               411,080
      3,055,000  St. Paul, Hsg. & Hosp. Redev. Auth. Rev.
                 Bonds (Healtheast), Ser. B, 6 5/8s,
                 11/1/17                                                          Ba1             3,082,953
                                                                                              -------------
                                                                                                  4,400,503

Mississippi (0.7%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Lowndes Cnty., Solid Waste Disp. & Poll.
                 Control Rev. Bonds (Weyerhaeuser Co.),
                 Ser. B, 6.7s, 4/1/22                                             Baa2            1,818,660
      2,250,000  Mississippi Bus. Fin. Corp. Poll.
                 Control Rev. Bonds (Syst. Energy
                 Resources, Inc.), 5.9s, 5/1/22                                   BBB-            2,276,370
                                                                                              -------------
                                                                                                  4,095,030

Missouri (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Cape Girardeau Cnty., Indl. Dev. Auth.
                 Hlth. Care Fac. Rev. Bonds (St. Francis
                 Med. Ctr.), Ser. A, 5 1/2s, 6/1/32                               A               1,566,045
      1,500,000  Kansas City, Indl. Dev. Auth. Hlth. Fac.
                 Rev. Bonds (First Mtg. Bishop Spencer),
                 Ser. A, 6 1/2s, 1/1/35                                           BB-/P           1,559,865
      1,915,000  MO Hsg. Dev. Comm. Rev. Bonds (Home
                 Ownership), GNMA/FNMA Coll., 5.55s,
                 9/1/34                                                           AAA             2,100,104
      1,450,000  MO State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32                         Aa2             1,516,236
                                                                                              -------------
                                                                                                  6,742,250

Montana (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,775,000  Forsyth, Poll. Control Mandatory Put
                 Bonds (Avista Corp.), AMBAC, 5s,
                 12/30/08                                                         Aaa             1,888,103

Nebraska (-%)
-----------------------------------------------------------------------------------------------------------
                 Kearney, Indl. Dev. Rev. Bonds
         68,154  (Great Platte River), 8s, 9/1/12                                 CCC/P              53,291
        791,466  (Brookhaven), zero %, 9/1/12                                     CCC/P              15,829
                                                                                              -------------
                                                                                                     69,120

Nevada (2.1%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Clark Cnty., Impt. Dist. Special Assmt.
                 (Dist. No. 142), 6 3/8s, 8/1/23                                  BB-             1,031,100
      5,000,000  Clark Cnty., Indl. Dev. Rev. Bonds
                 (Southwest Gas Corp.), Ser. C, AMBAC,
                 5.95s, 12/1/38                                                   Aaa             5,538,900
      1,595,000  Henderson, Local Impt. Dist. Special
                 Assmt. (No. T-14), 3.2s, 3/1/06                                  BB-/P           1,597,664
        500,000  Henderson, Local Impt. Dist. Special
                 Assmt. Bonds (No. T-14), 5.8s, 3/1/23                            BB-/P             515,100
        875,000  Las Vegas, Local Impt. Board Special
                 Assmt. (Dist. No. 607), 5.9s, 6/1/18                             BB-/P             902,195
      2,000,000  Washoe Cnty., Wtr. Fac. Mandatory Put
                 Bonds (Sierra Pacific Pwr. Co.), 5s,
                 7/1/09                                                           Ba2             2,017,740
                                                                                              -------------
                                                                                                 11,602,699

New Hampshire (1.2%)
-----------------------------------------------------------------------------------------------------------
        750,000  NH Higher Ed. & Hlth. Fac. Auth. Rev.
                 Bonds (Riverwoods at Exeter), Ser. A, 6
                 3/8s, 3/1/13                                                     BB/P              771,165
      1,275,000  NH Hlth. & Ed. Fac. Auth. Rev. Bonds
                 (Kendal at Hanover), Ser. A, 5s, 10/1/18                         BBB             1,302,362
      2,565,000  NH State Bus. Fin. Auth. Rev. Bonds
                 (Alice Peck Day Hlth. Syst.), Ser. A,
                 7s, 10/1/29                                                      BBB-/P          2,623,431
      1,750,000  NH State Bus. Fin. Auth. Poll. Control
                 Rev. Bonds, 3 1/2s, 7/1/27                                       Baa2            1,753,237
                                                                                              -------------
                                                                                                  6,450,195

New Jersey (2.6%)
-----------------------------------------------------------------------------------------------------------
                 NJ Econ. Dev. Auth. Rev. Bonds
      1,300,000  (Cranes Mill), Ser. A, 7 1/2s, 2/1/27                            BB-/P           1,379,573
      1,250,000  (Cedar Crest Vlg., Inc.), Ser. A, 7
                 1/4s, 11/15/31                                                   BB-/P           1,332,025
      1,900,000  (Newark Arpt. Marriot Hotel), 7s,
                 10/1/14                                                          Ba3             1,998,116
        500,000  (First Mtge. Presbyterian Home), Ser. A,
                 6 3/8s, 11/1/31                                                  BB/P              519,255
      2,500,000  (Cigarette Tax), 5 1/2s, 6/15/24                                 Baa2            2,618,425
      1,750,000  NJ Econ. Dev. Auth. Solid Waste Rev.
                 Bonds (Disp. Waste Mgt.), 5.3s, 6/1/15                           BBB             1,850,118
                 NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
      1,300,000  (Trinitas Hosp. Oblig. Group), 7 1/2s,
                 7/1/30                                                           Baa3            1,474,174
      2,250,000  (United Methodist Homes), Ser. A, 5
                 3/4s, 7/1/29                                                     BB+             2,235,263
      1,250,000  (Atlantic City Med. Ctr.), 5 3/4s,
                 7/1/25                                                           A2              1,333,700
                                                                                              -------------
                                                                                                 14,740,649

New Mexico (0.7%)
-----------------------------------------------------------------------------------------------------------
      1,740,000  Farmington, Poll. Control Mandatory Put
                 Bonds (Pub. Svc. San Juan), Class B,
                 2.1s, 4/1/06                                                     Baa2            1,722,043
      2,000,000  Farmington, Poll. Control VRDN (AZ Pub.
                 Service Co.), Ser. B, 1.9s, 9/1/24                               VMIG1           2,000,000
                                                                                              -------------
                                                                                                  3,722,043

New York (10.1%)
-----------------------------------------------------------------------------------------------------------
        500,000  Huntington, Hsg. Auth. Rev. Bonds
                 (Gurwin Jewish Sr. Residence), Ser. A,
                 6s, 5/1/39                                                       B+/P              484,430
      3,000,000  Long Island, Pwr. Auth. NY Elec. Syst.
                 Rev. Bonds, Ser. A, 5 3/4s, 12/1/24                              A3              3,300,510
      2,000,000  Nassau Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27                         A               2,072,160
     10,000,000  NY City, G.O. Bonds, Ser. B, 5 1/4s,
                 12/1/09                                                          A2             10,905,200
      1,500,000  NY City, Indl. Dev. Agcy. Rev. Bonds
                 (Visy Paper, Inc.), 7.95s, 1/1/28                                B-              1,574,205
      3,025,000  NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds (British Airways), 5 1/4s,
                 12/1/32                                                          BB+             2,442,415
      1,490,000  NY City, Indl. Dev. Agency Rev. Bonds
                 (Staten Island U. Hosp. Project), 6.45s,
                 7/1/32                                                           Ba3             1,484,189
     10,000,000  NY City, Muni. Wtr. Fin. Auth. Rev.
                 Bonds, Ser. C, MBIA, 5 1/2s, 6/15/17                             Aaa            10,498,300
        900,000  NY State Dorm. Auth. Rev. Bonds
                 (Winthrop-U. Hosp. Assn.), Ser. A, 5
                 1/2s, 7/1/32                                                     Baa1              942,498
      2,400,000  NY State Energy Research & Dev. Auth.
                 Gas Fac. Rev. Bonds (Brooklyn Union
                 Gas), 6.952s, 7/1/26                                             A+              2,581,464
      2,000,000  Onondaga Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Solvay Paperboard, LLC), 7s,
                 11/1/30 (acquired 12/9/98, cost
                 $2,000,000) (RES)                                                BB-/P           2,125,700
        200,000  Port Auth. NY & NJ Rev. Bonds (Kennedy
                 Intl. Arpt. - 5th Installment), 6 3/4s,
                 10/1/19                                                          BB+/P             212,186
     15,000,000  Port. Auth. NY & NJ Special Obligation
                 Rev. Bonds (JFK Intl. Air Term. - 6),
                 MBIA, 5.9s, 12/1/17                                              Aaa            16,347,300
      1,700,000  Suffolk Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Peconic Landing), Ser. A, 8s,
                 10/1/30                                                          B+/P            1,829,217
                                                                                              -------------
                                                                                                 56,799,774

North Carolina (1.7%)
-----------------------------------------------------------------------------------------------------------
                 NC Eastern Muni. Pwr. Agcy. Syst. Rev.
                 Bonds
      1,500,000  Ser. D, 6 3/4s, 1/1/26                                           Baa2            1,684,575
      3,000,000  Ser. A, 5 3/4s, 1/1/26                                           Baa2            3,190,080
        750,000  NC Med. Care Cmnty. Healthcare Fac. Rev.
                 Bonds (Deerfield), Ser. A, 5s, 11/1/23                           A-/P              775,680
                 NC Med. Care Comm. Retirement Fac. Rev.
                 Bonds (First Mtg.), Ser. A-05
        790,000  5 1/2s, 10/1/35                                                  BB+               788,775
        600,000  5 1/4s, 10/1/25                                                  BB+               600,858
                 NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.)
      1,000,000  Ser. B, 6 1/2s, 1/1/20                                           A3              1,133,970
      1,300,000  Ser. A, 5 1/2s, 1/1/13                                           A3              1,433,861
                                                                                              -------------
                                                                                                  9,607,799

Ohio (2.3%)
-----------------------------------------------------------------------------------------------------------
                 Cuyahoga Cnty., Rev. Bonds, Ser. A
      1,280,000  6s, 1/1/16                                                       A1              1,478,080
      2,000,000  6s, 1/1/15                                                       A1              2,307,940
      3,000,000  OH State Air Quality Dev. Auth. Rev.
                 Bonds (Toledo Poll. Control), Ser. A,
                 6.1s, 8/1/27                                                     Baa2            3,141,150
      6,100,000  OH State Air Quality Dev. Auth. VRDN
                 (Columbus Southern), Ser. C, 1.83s,
                 12/1/38                                                          VMIG1           6,100,000
                                                                                              -------------
                                                                                                 13,027,170

Oklahoma (2.3%)
-----------------------------------------------------------------------------------------------------------
      3,150,000  OK City Arpt. Trust Rev. Bonds Jr. Lien
                 27th Ser., Ser. A, FSA, 5s, 7/1/18                               Aaa             3,336,386
      1,575,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest
                 Hlth. Care Syst.), Ser. A, U.S. Govt.
                 Coll., 5 5/8s, 8/15/29                                           AAA             1,767,040
      7,000,000  OK State Indl. Dev. Auth. Rev. Bonds
                 (Hlth. Syst.-Oblig. Group), Ser. A,
                 MBIA, 5 3/4s, 8/15/29                                            Aaa             7,723,940
                                                                                              -------------
                                                                                                 12,827,366

Oregon (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,900,000  Multnomah Cnty., Hosp. Fac. Auth. Rev.
                 Bonds (Terwilliger Plaza), 6 1/2s,
                 12/1/29                                                          BB-/P           1,949,172
      1,000,000  OR State Hsg. & Cmnty. Svcs. Dept. Rev.
                 Bonds (Single Family Mtg.), Ser. K, 5
                 5/8s, 7/1/29                                                     Aa2             1,067,940
                                                                                              -------------
                                                                                                  3,017,112

Pennsylvania (8.4%)
-----------------------------------------------------------------------------------------------------------
      1,995,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-            2,153,323
      1,750,000  Dauphin Cnty., Gen. Auth. Rev. Bonds
                 (Office & Pkg.), Ser. A, 6s, 1/15/25                             D/P               910,000
        350,000  Lebanon Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Good Samaritan Hosp.), 6s,
                 11/15/35                                                         Baa1              365,246
      1,000,000  Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds (Lehigh Valley Hosp. Hlth.
                 Network), Ser. A, 5 1/4s, 7/1/32                                 A2              1,032,350
        500,000  Monroe Cnty., Hosp. Auth. Rev. Bonds
                 (Pocono Med. Ctr.), 6s, 1/1/43                                   BBB+              527,480
        700,000  Montgomery Cnty., Indl. Auth. Resource
                 Recvy. Rev. Bonds (Whitemarsh Cont
                 Care), 6 1/4s, 2/1/35                                            B/P               708,288
                 PA Convention Ctr. Auth. Rev. Bonds
      1,500,000  Ser. A, 6 3/4s, 9/1/19                                           Baa2            1,536,060
      7,250,000  MBIA, 6.7s, 9/1/14                                               Aaa             7,424,000
                 PA Econ. Dev. Fin. Auth. Rev. Bonds
      7,750,000  (MacMillan Ltd. Partnership), 7.6s,
                 12/1/20                                                          Baa2            8,233,290
      1,000,000  (Amtrak), Ser. A, 6 3/8s, 11/1/41                                A3              1,056,490
                 PA State Econ. Dev. Fin. Auth. Resource
                 Recvy. Rev. Bonds
      1,750,000  (Colver), Ser. E, 8.05s, 12/1/15                                 BBB-/P          1,801,905
      1,000,000  (Colver), Ser. D, 7 1/8s, 12/1/15                                BBB-            1,026,700
      4,200,000  (Northampton Generating), Ser. A, 6.6s,
                 1/1/19                                                           BBB-            4,248,888
                 PA State Higher Edl. Fac. Auth. Rev.
                 Bonds
      1,000,000  (Widener U.), 5.4s, 7/15/36                                      BBB+            1,048,330
        995,000  (Philadelphia College of Osteopathic
                 Medicine), 5s, 12/1/07                                           A               1,048,531
      5,715,000  Philadelphia, Gas Wks. Rev. Bonds (1975
                 Gen. Ordinance 17th), FSA, 5s, 7/1/07                            Aaa             6,038,926
      2,729,624  Philadelphia, Hosp. & Higher Ed. Fac.
                 Auth. Rev. Bonds (Graduate Hlth. Syst.),
                 7 1/4s, 7/1/10 (In default) (NON)                                Ca                  3,412
                 Philadelphia, Indl. Dev. Auth. VRDN (Fox
                 Chase Cancer Ctr.)
      2,000,000  1.9s, 7/1/10                                                     VMIG1           2,000,000
      2,000,000  1.89s, 7/1/25                                                    A-1+            2,000,000
      2,000,000  Philadelphia, Indl. Dev. Auth. Arpt.
                 Rev. Bonds (Aero Philadelphia, LLC), 5
                 1/2s, 1/1/24                                                     BB/P            1,894,200
      1,800,000  Sayre, Hlth. Care Fac. Auth. Rev. Bonds
                 (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31                         A-              1,912,824
                                                                                              -------------
                                                                                                 46,970,243

South Carolina (1.5%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Lexington Cnty. Hlth. Svcs. Dist. Inc.
                 Hosp. Rev. Bonds, 5 1/2s, 5/1/37                                 A2              1,063,200
      3,000,000  Richland Cnty., Rev. Bonds (Intl. Paper
                 Co.), Ser. A, 4 1/4s, 10/1/07                                    Baa2            3,086,580
      1,250,000  SC Hosp. Auth. Rev. Bonds (Med. U.),
                 Ser. A, 6 1/2s, 8/15/32                                          AAA             1,511,150
      1,000,000  SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                 Bonds (Palmetto Hlth. Alliance), Ser. A,
                 7 3/8s, 12/15/21                                                 Baa2            1,226,160
      1,300,000  SC Tobacco Settlement Rev. Mgt. Rev.
                 Bonds, Ser. B, 6 3/8s, 5/15/30                                   BBB             1,287,754
                                                                                              -------------
                                                                                                  8,174,844

South Dakota (0.4%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  SD Edl. Enhancement Funding Corp. Rev.
                 Bonds, Ser. B, 6 1/2s, 6/1/32                                    BBB             2,006,380

Tennessee (3.7%)
-----------------------------------------------------------------------------------------------------------
     12,000,000  Johnson City, Hlth. & Edl.  Fac. Hosp.
                 Board Rev. Bonds (First Mtg.- Mountain
                 States Hlth.), Ser. A, MBIA, 6s, 7/1/21                          Aaa            13,591,680
      3,700,000  Johnson City, Hlth. & Edl. Fac. Board
                 Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/33                                   BBB+            4,402,445
        600,000  Johnson City, Hlth. & Edl. Facs. Board
                 Retirement Fac. Rev. Bonds (Appalachian
                 Christian Village), Ser. A, 6 1/4s,
                 2/15/32                                                          BB-/P             608,784
                 Shelby Cnty., Hlth. Edl. & Hsg. Fac.
                 Hosp. Board Rev. Bonds (Methodist Hlth.
                 Care)
      1,255,000  6 1/2s, 9/1/26 (Prerefunded)                                     A3              1,523,219
        745,000  6 1/2s, 9/1/26                                                   A3                886,058
                                                                                              -------------
                                                                                                 21,012,186

Texas (6.5%)
-----------------------------------------------------------------------------------------------------------
        600,000  Abilene, Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Sears Methodist Retirement), Ser.
                 A, 7s, 11/15/33                                                  BB/P              635,190
      5,500,000  Alliance, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 6 3/8s, 4/1/21
                 (SEG)                                                            Baa2            5,761,745
      4,655,000  Carrollton, Farmers Branch Indpt. School
                 Dist. G.O. Bonds, PSFG, 5s, 2/15/17                              Aaa             4,984,109
      1,000,000  Comal Cnty., Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Hlth. Care Syst. - McKenna
                 Memorial), Ser. A, 6 1/4s, 2/1/32                                Baa2            1,040,770
      2,360,000  Dallas-Fort Worth, Intl. Arpt. Fac.
                 Impt. Corp. Rev. Bonds (American
                 Airlines, Inc.), 6 3/8s, 5/1/35                                  Caa2            1,484,086
      7,500,000  Harris Cnty., Rev. Bonds, Ser. B, FSA,
                 5s, 8/15/32                                                      Aaa             8,307,300
      3,000,000  Harris Cnty., Hlth. Fac. Rev. Bonds
                 (Memorial Hermann Hlth. Care), Ser. A, 6
                 3/8s, 6/1/29                                                     A2              3,339,690
      3,880,000  Houston, Arpt. Syst. Rev. Bonds
                 (Continental Airlines, Inc.), Ser. C,
                 5.7s, 7/15/29                                                    B-              2,720,462
      2,000,000  Lower Neches Valley Indl. Dev. Swr.
                 Auth. Rev. Bonds (Mobil Oil Refining
                 Corp.), 6.4s, 3/1/30                                             Aaa             2,046,560
      2,500,000  Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds,
                 6s, 10/1/21                                                      Baa2            2,718,625
                 Tomball, Hosp. Auth. Rev. Bonds (Tomball
                 Regl. Hosp.)
      2,000,000  6s, 7/1/29                                                       Baa3            2,021,040
        800,000  6s, 7/1/25                                                       Baa3              808,840
        800,000  6s, 7/1/19                                                       Baa3              820,888
                                                                                              -------------
                                                                                                 36,689,305

Utah (0.8%)
-----------------------------------------------------------------------------------------------------------
                 Carbon Cnty., Solid Waste Disp. Rev.
                 Bonds (Laidlaw Env.), Ser. A
        750,000  7 1/2s, 2/1/10                                                   BB-               769,785
        600,000  7.45s, 7/1/17                                                    BB-/P             623,226
      2,000,000  Tooele Cnty., Harbor & Term. Dist. Port
                 Fac. Rev. Bonds (Union Pacific), Ser. A,
                 5.7s, 11/1/26                                                    Baa2            2,085,040
      1,000,000  UT Cnty., Env. Impt. Rev. Bonds
                 (Marathon Oil), 5.05s, 11/1/17                                   Baa1            1,092,210
                                                                                              -------------
                                                                                                  4,570,261

Vermont (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A,
                 FSA, 4.62s, 5/1/29                                               Aaa             1,051,880

Virginia (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  James Cnty., Indl. Dev. Auth. Rev. Bonds
                 (Williamsburg), Ser. A, 6 1/8s, 3/1/32                           BB-/P           1,052,250
                 Roanoke Cnty. Indl. Dev. Auth. Rev.
                 Bonds (Res. Care Fac.), Ser. A
      1,000,000  6.3s, 7/1/35                                                     B+/P            1,004,860
        500,000  4.4s, 7/1/08                                                     B+/P              501,080
      2,000,000  Russell Cnty. Indl. Dev. Auth. Poll.
                 Control Rev. Bonds (Appalachian Pwr.
                 Co.), Ser. I, 2.7s, 11/1/07                                      Baa2            1,996,900
                                                                                              -------------
                                                                                                  4,555,090

Washington (1.0%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  King Cnty., G.O. Bonds, Ser. C, 6 1/4s,
                 1/1/32                                                           Aa1             5,419,400

West Virginia (0.9%)
-----------------------------------------------------------------------------------------------------------
      3,300,000  Marshall Cnty., Poll. Control VRDN (OH
                 Pwr. Co.), Ser. E, 1.95s, 6/1/22                                 VMIG1           3,300,000
      2,250,000  Princeton, Hosp. Rev. Bonds (Cmnty.
                 Hosp. Assn., Inc.), 6.1s, 5/1/29                                 B2              1,736,303
                                                                                              -------------
                                                                                                  5,036,303

Wisconsin (1.8%)
-----------------------------------------------------------------------------------------------------------
                 Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds
      3,000,000  7s, 6/1/28                                                       BBB             3,094,770
      3,000,000  6 3/8s, 6/1/32                                                   BBB             2,970,930
      3,900,000  WI State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Wheaton Franciscan), 5 3/4s,
                 8/15/30                                                          A2              4,160,550
                                                                                              -------------
                                                                                                 10,226,250

Wyoming (0.5%)
-----------------------------------------------------------------------------------------------------------
      3,025,000  Sweetwater Cnty., Poll. Control VRDN
                 (Pacificorp.), Ser. B, 1.97s, 1/1/14                             VMIG1           3,025,000
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $538,688,384)                          $554,579,356

Preferred stocks (1.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                   Value
-----------------------------------------------------------------------------------------------------------
      2,000,000  Charter Mac. Equity Trust 144A Ser. A,
                 6.625% cum. pfd.                                                                $2,173,960
      4,000,000  MuniMae Tax Exempt Bond Subsidiary, LLC
                 144A 6.875% cum. pfd.                                                            4,387,560
                                                                                              -------------
                 Total Preferred stocks  (cost $6,000,000)                                       $6,561,520
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $544,688,384)(b)                                      $561,140,876
-----------------------------------------------------------------------------------------------------------


Futures contracts outstanding at January 31, 2005 (Unaudited)


                                                                Aggregate      Expiration       Unrealized
                                                Value          face value            date      depreciation
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 yr (Short)	           $19,646,484 	   $19,514,710 	     Mar-05	         $(131,774)
-----------------------------------------------------------------------------------------------------------



      NOTES

  (a) Percentages indicated are based on portfolio market value.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.


  (b) The aggregate identified cost on a tax basis is $544,227,570, resulting in gross unrealized appreciation and depreciation of $26,351,553 and $9,438,247, respectively, or net unrealized appreciation of $16,913,306.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2005 was $2,125,700 or 0.4% of portfolio market value.


(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2005.

  (F) Security is valued at fair value following procedures approved by the Trustees.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at January 31, 2005.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at January 31, 2005.

      The fund had the following industry group concentrations greater than 10% at January 31, 2005 (as a percentage of portfolio market value):

      Health care           29.5%
      Utilities             18.7
      Transportation        14.3

      The fund had the following insurance concentrations greater than 10% at January 31, 2005 (as a percentage of portfolio market value):

      AMBAC                 11.9%
      MBIA                  10.4

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees.
      Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.
      If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com




Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005